UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Item 1. Report to Shareholders

Cash Reserves Fund	October 31, 2016

The views and opinions in this report were current as of October 31, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The Federal Reserve raised short-term rates in December 2015, but due to the slowdown in economic activity and an increase in global risks early in the year, the central bank has delayed further increases. Although the Fed was on hold, short-term interest rates were volatile due to the effects of the Securities and Exchange Commission’s long-planned money market fund reforms, which became effective in October. Many money market funds that held corporate debt changed their investment strategies to only invest in U.S. government debt, leading to a shift in assets that surpassed $1 trillion over the last year. Changing demand caused prices of short-term corporate debt to drop while government securities rose.

Your fund returned 0.06% and 0.08% for the 6- and 12-month periods ended October 31, 2016, respectively, performing approximately in line with the Lipper Money Market Funds Index.

ECONOMY AND INTEREST RATES

U.S. economic growth has picked up recently after sluggish results in the first half of 2016. According to the Commerce Department’s initial estimate, third-quarter gross domestic product grew at an annualized pace of 2.9%, following readings of 0.8% and 1.4% in the first and second quarters, respectively. Although the pace of employment growth has moderated, the labor market remains strong and wage growth has accelerated. The unemployment rate was 4.9% in October, near an eight-year low. Inflation pressures have been firming in recent months after remaining very low for much of the reporting period due to declining energy prices. The Treasury yield curve flattened during the 12-month period, as longer-term rates fell to record lows and shorter-term yields increased.

PORTFOLIO REVIEW

The three-month LIBOR, a measure of short-term lending rates, was at 0.33% at the start of our reporting period, rose to 0.64% by the time of our previous letter in April, and continued to increase, finishing the reporting period at 0.89%. A higher LIBOR meant the fund was able to invest in debt issued by banks and corporations at more attractive rates. The fund added municipal variable rate securities as the rates they offered moved higher too; as shown in the Security Diversification chart, municipal obligations made up nearly half of the fund at the end of the period.

The accelerating demand for U.S. Treasuries and other government obligations drove prices higher (and yields lower) for these assets until pressure abated later in the reporting period. Over the past six months, three-month Treasury bill yields oscillated between 0.36% and 0.17% before ending the period at 0.34%. One-year Treasury bill yields were at 0.34% a year ago and over the past six months have risen from 0.56% to 0.66%. The overwhelming demand for these high-quality investments has kept the short end of the Treasury yield curve very flat. Notwithstanding the low rates, the fund continues to hold Treasuries for their liquidity and diversification benefits.

Significant uncertainty dominated the money markets in the final months of the period. Both money market fund reform and expectations around the Fed’s timing for rate hikes dominated our thinking. For these reasons, the fund maintained a weighted average maturity that was somewhat shorter than that of our average competitor. This strategy allowed the fund to maintain a high degree of liquidity through the implementation of money market fund reform and to take advantage of higher rates in securities maturing in approximately three months. We expect to gradually extend the weighted average maturity of the fund as we enter the new year.

We did not make any changes to the fund’s investment program as a result of money market fund reform. However, we changed the fund’s name to the Cash Reserves Fund (from Summit Cash Reserves Fund) and reduced the minimum initial investment from $25,000 to $2,500 for nonretirement accounts and $1,000 for IRAs. These changes became effective on August 1, 2016.

Also, per the new SEC rules, the fund adopted the ability—effective October 14, 2016—to implement liquidity fees or temporarily suspend redemptions (also known as “gates”) in times of severe market stress or significant redemption pressure on the fund. In addition, the fund is now available only to retail investors under the new rules.

OUTLOOK

Although the result of the U.S. presidential election was unexpected and could increase market volatility, a growing consensus suggests the Fed may raise rates at its December meeting. With a partial recovery in oil prices and steady employment data, the case for an increase in interest rates seems stronger. Still, inflation has yet to ignite, so we continue to expect that the future pace of Fed tightening will be very deliberate. With this forecast, money market fund investors can expect returns to remain subdued for some time. We remain committed to managing a high-quality, diversified portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our shareholders.

As always, thank you for investing with T. Rowe Price.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the Investment Advisory Committee
Cash Reserves Fund

November 17, 2016

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISK OF MONEY FUND INVESTING

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

GLOSSARY

Basis point: One one-hundredth of one percentage point, or 0.01%.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

LIBOR: The London Interbank Offered Rate is a benchmark for short-term taxable rates.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

SEC yield (7-day simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit quality risk. In general, the longer the average life, the greater the fund’s credit quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Yield curve: A graph depicting the relationship between yields and maturity dates for a set of similar securities. A security with a longer maturity usually has a higher yield. If a short-term security offers a higher yield, then the curve is said to be “inverted.” If short- and long-term bonds are offering equivalent yields, then the curve is said to be “flat.”

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
ASSET-BACKED COMMERCIAL PAPER 9.9%		
CAFCO, 0.85%, 11/22/16 (1)	14,500	14,493
CAFCO, 0.85%, 11/28/16 (1)	10,500	10,493
Chariot Funding, 1.05%, 3/31/17 (1)	6,500	6,471
Charta, 0.82%, 11/7/16 (1)	14,000	13,998
Charta, 0.85%, 12/1/16 (1)	10,000	9,993
CRC Funding, 0.82%, 11/7/16 (1)	14,000	13,998
CRC Funding, 0.85%, 11/28/16 (1)	10,000	9,994
Fairway Finance, 0.85%, 11/28/16 (1)	10,345	10,339
Fairway Finance, 0.86%, 12/12/16 (1)	14,500	14,486
Gotham Funding, 0.95%, 12/1/16 (1)	10,000	9,992
Gotham Funding, 1.05%, 2/3/17 (1)	10,000	9,973
Liberty Street Funding, 0.80%, 11/14/16 (1)	10,000	9,997
Manhattan Asset Funding, 0.97%, 12/12/16 (1)	24,060	24,033
Old Line Funding, 0.98%, 1/17/17 (1)	10,000	9,979
Old Line Funding, VR, 1.086%, 2/7/17 (1)	14,650	14,650
Starbird Funding, 0.98%, 1/12/17 (1)	7,750	7,735
Thunder Bay Funding, 0.84%, 12/5/16 (1)	14,560	14,548
Thunder Bay Funding, 1.00%, 1/11/17 (1)	9,250	9,232
Total Asset-Backed Commercial Paper (Cost $214,404)		214,404
CERTIFICATES OF DEPOSIT 3.8%		
Canadian Imperial Bank of Commerce, 0.90%, 12/9/16 (2)	14,500	14,500
Canadian Imperial Bank of Commerce VR, 1.312%, 10/13/17 (2)	4,250	4,250
Credit Suisse, VR, 1.211%, 2/13/17 (2)	10,000	10,003
State Street Bank, VR, 0.879%, 11/10/16 (3)	24,000	24,000
Toronto-Dominion Bank, VR, 1.316%, 8/10/17 (2)	15,000	15,000
Wells Fargo Bank, 1.06%, 2/1/17 (3)	5,800	5,803

Wells Fargo Bank, VR, 1.239%, 6/1/17 (3)	8,800	8,810
Total Certificates of Deposit (Cost $82,366)		82,366

FINANCIAL COMPANY COMMERCIAL PAPER 9.9%

ABN AMRO Funding, 1.01%, 2/24/17 (1)	8,000	7,974
ABN AMRO Funding, 1.27%, 4/7/17 (1)	10,000	9,945
BNP Paribas, 0.29%, 11/1/16	25,000	25,000
BPCE, 0.90%, 11/1/16 (1)	10,000	10,000
BPCE, 0.94%, 2/1/17 (1)	7,750	7,731
CPPIB Capital, 0.70%, 1/20/17 (1)	17,000	16,974
Danske, 0.81%, 11/14/16 (1)	10,000	9,997
Danske, 1.23%, 4/6/17 (1)	12,920	12,851
DNB Nor Bank, 1.06%, 4/25/17 (1)	14,700	14,624
HSBC, 0.90%, 12/14/16 (1)	14,750	14,734
Massachusetts Mutual Life Insurance, 0.50%, 11/9/16 (1)	14,350	14,348
National Australia Bank, 0.52%, 11/2/16 (1)	4,000	4,000
Nationwide Building Society, 0.89%, 1/17/17 (1)	17,515	17,482
Nordea Bank, 0.83%, 12/6/16 (1)	12,000	11,990
Skandinaviska Enskilda Banken, 0.85%, 11/7/16 (1)	14,500	14,498
Standard Chartered Bank, 0.90%, 12/1/16 (1)	24,250	24,232
Total Financial Company Commercial Paper (Cost $216,380)		216,380

NON-FINANCIAL COMPANY COMMERCIAL PAPER 18.1%

Baptist Health South Florida, 0.60%, 11/9/16	14,000	13,998
BASF, 0.68%, 11/9/16 (1)	5,000	4,999
BASF, 0.68%, 11/14/16 (1)	10,000	9,998
California Statewide CDA, Series 9B-4, TECP, 0.93%, 12/16/16	12,250	12,250
Coca-Cola, 0.81%, 3/14/17 (1)	9,100	9,073
Curators of the Univ. of Missouri, Series A TECP, 0.86%, 11/9/16	15,660	15,660

Danaher, 0.50%, 11/7/16 (1)	18,640	18,638
Export Development Canada, 0.64%, 11/21/16	9,000	8,997
Export Development Canada, 0.70%, 2/6/17	15,000	14,972
Harris County Cultural Ed. Fac., Series 9C-1 TECP, 0.86%, 12/19/16	4,750	4,750
Harvard Univ., 0.82%, 1/10/17	13,750	13,728
Inova Health, 0.65%, 12/7/16	4,450	4,447
KfW, 0.66%, 11/23/16 (1)	250	250
KfW, 0.78%, 2/1/17 (1)	18,000	17,964
Long Island Power Auth., Series 2A, 0.80%, 11/15/16	13,750	13,750
Los Angeles Metropolitan Transportation Auth. Series ATSM, 0.78%, 11/2/16	12,000	12,000
Massachusetts School Building Auth. Series B, TECP, 0.73%, 11/21/16	9,000	9,000
Metropolitan Nashville & Davidson County, Series A2 TECP, GO, 0.85%, 12/7/16	4,725	4,725
Metropolitan Nashville & Davidson County, Series A2 TECP, GO, 0.90%, 11/2/16	9,650	9,650
Montgomery County, Series 10B, TECP, GO, 0.70%, 11/18/16	11,500	11,500
Montgomery County, Series 10B, TECP, GO, 0.91%, 11/8/16	10,150	10,150
Ohio Higher Educ. Fac. Commission, 0.72%, 11/28/16	15,000	14,992
Philadelphia Airport, Series CC2, 0.80%, 11/14/16	4,750	4,750
Philadelphia Airport, Series CC2, 0.80%, 1/30/17	11,900	11,900
Philip Morris International, 0.47%, 11/14/16 (1)	2,300	2,300
Philip Morris International, 0.51%, 11/21/16 (1)	7,120	7,118
Philip Morris International, 0.51%, 11/22/16 (1)	10,000	9,997
Reckitt Benckiser Treasury, 0.98%, 4/3/17 (1)	13,100	13,045
Saint Joseph County, 0.70%, 12/13/16	8,797	8,790
Sentara Healthcare, 0.86%, 11/16/16	18,140	18,140
SSM Health Care, Series A, 0.85%, 12/12/16	14,500	14,486
SSM Health Care, Series A, 0.85%, 1/19/17	10,000	9,981
Texas PFA, TECP, Series 09-A, GO, 0.83%, 11/2/16	15,840	15,840

Total Capital Canada, 0.76%, 2/1/17 (1)	18,500	18,464
Toyota Motor Credit, VR, 1.139%, 5/26/17	24,250	24,250
Total Non-Financial Company Commercial Paper (Cost $394,552)		394,552
OTHER ASSET BACKED SECURITIES 1.0%		
ARI Fleet Lease Trust, Series 2016-A Class A1, 0.80%, 3/15/17 (4)	3,644	3,644
CCG Receivables Trust, Series 2016-1 Class A1, 0.80%, 6/14/17 (4)	9,794	9,794
Enterprise Fleet Financing, Series 2016-1 Class A1, 0.80%, 2/20/17 (4)	1,673	1,673
John Deere Owner Trust, Series 2016-A Class A1, 0.64%, 3/15/17	1,791	1,791
MMAF Equipment Finance, Series 2016-AA Class A1, 0.75%, 5/15/17 (4)	4,420	4,420
Total Other Asset Backed Securities (Cost $21,322)		21,322
OTHER INSTRUMENTS 0.9%		
Principal Life Global Funding II, 1.125%, 2/24/17 (4)	4,750	4,750
Royal Bank of Canada, VR, 1.212%, 1/23/17	15,000	15,000
Total Other Instruments (Cost $19,750)		19,750
U.S. GOVERNMENT AGENCY DEBT 0.0% (5)		
Federal Home Loan Mortgage, 0.78%, 12/29/16	200	200
Total U.S. Government Agency Debt (Cost $200)		200
U.S. TREASURY DEBT 17.4%		
U.S. Treasury Bills, 0.388%, 12/22/16	40,000	39,978
U.S. Treasury Notes, FRN, 0.414%, 4/30/17	59,400	59,400
U.S. Treasury Notes, FRN, 0.417%, 7/31/17	71,800	71,801
U.S. Treasury Notes, FRN, 0.424%, 1/31/17	44,200	44,200
U.S. Treasury Notes, FRN, 0.508%, 10/31/17	55,400	55,396

U.S. Treasury Notes, FRN, 0.514%, 7/31/18	24,600	24,597
U.S. Treasury Notes, FRN, 0.53%, 4/30/18	42,000	42,000
U.S. Treasury Notes, FRN, 0.612%, 1/31/18	42,000	42,008
Total U.S. Treasury Debt (Cost $379,380)		379,380

VARIABLE RATE DEMAND NOTES 38.8%

Alaska Housing Fin. Corp., Single Family, Series A VRDN, 0.57%, 11/1/16 (6)	21,220	21,220
Alaska Int'l Airport, Series A, VRDN, 0.63%, 11/7/16	10,160	10,160
Baltimore City, Parking Revenue, VRDN, 0.65%, 11/7/16	25,000	25,000
California Infrastructure & Economic Dev. Bank Pacific Gas & Electric, Series D, VRDN, 0.47%, 11/1/16	12,200	12,200
Charlotte, NASCAR, Series D, VRDN, 0.80%, 11/7/16	24,000	24,000
Colorado HFA, SCL Health, Series A, VRDN, 0.62%, 11/7/16	14,450	14,450
Colorado HFA, SCL Health, Series C, VRDN, 0.65%, 11/7/16	12,000	12,000
Colorado Housing Fin. Auth., Multi-Family, Series B1 VRDN, 0.80%, 11/7/16	25,000	25,000
Dallas Performing Arts Cultural Fac., Series A VRDN, 0.63%, 11/7/16	24,410	24,410
Florida Municipal Power Agency, Series C VRDN, 0.55%, 11/1/16	16,125	16,125
Geisinger Auth., Series B, VRDN, 0.45%, 11/1/16	9,450	9,450
Geisinger Auth., Series B, VRDN, 0.48%, 11/1/16	10,000	10,000
Harris County Cultural Ed. Fac., Series C, VRDN, 0.59%, 11/7/16	21,000	21,000
Illinois Fin. Auth., Carle Foundation, Series E VRDN, 0.64%, 11/7/16	25,000	25,000
Illinois Fin. Auth., Univ. of Chicago Medical, Series E1 VRDN, 0.48%, 11/1/16	23,250	23,250
Illinois State Tollway Auth., Series A-2D, VRDN, 0.63%, 11/7/16	25,000	25,000
Indiana Fin. Auth., Duke Energy, Series A5 VRDN, 0.48%, 11/1/16	5,600	5,600
Johnson City Health & Ed. Fac. Board, Series B VRDN, 0.74%, 11/7/16	10,480	10,480

Louisville & Jefferson County Airport, Series B VRDN, 0.56%, 11/1/16 (6)	11,500	11,500
Maryland Economic. Dev. Corp., Howard Hughes Medical VRDN, 0.55%, 11/7/16	23,000	23,000
Massachusetts Dev. Fin. Agency, Boston Univ. Series U6C, VRDN, 0.51%, 11/1/16	26,230	26,230
Massachusetts HEFA, Children's Hosp., Series N4 VRDN, 0.51%, 11/1/16	24,240	24,240
Maumelle, Kimberly-Clark, Series 2015 VRDN, 0.80%, 11/7/16 (4)	17,300	17,300
Metropolitan Transportation Auth. of New York Dedicated Tax, Series A-1, VRDN, 0.51%, 11/1/16	24,825	24,825
Michigan Fin. Auth., GO, VRDN, 0.64%, 11/7/16	180	180
Michigan Fin. Auth., GO, VRDN, 0.65%, 11/7/16	25,000	25,000
Mississippi Business Fin. Corp., Chevron, Series G VRDN, 0.52%, 11/1/16	20,160	20,160
Montgomery County Housing Opportunities Commission Single Family, Series E, VRDN, 0.65%, 11/7/16	8,315	8,315
Murray City, Series C, VRDN, 0.52%, 11/1/16	30,000	30,000
New Jersey HFFA, Barnabas Health, Series C VRDN, 0.45%, 11/1/16	38,720	38,720
New York City Housing Dev. Corp., Series A VRDN, 0.75%, 11/7/16	22,300	22,300
New York City Municipal Water Fin. Auth., Series DD-1 VRDN, 0.50%, 11/1/16	17,800	17,800
New York State Energy Research & Dev., Series A-4 VRDN, 0.65%, 11/7/16 (6)	23,200	23,200
New York State Housing Fin. Agency, Series A VRDN, 0.54%, 11/1/16	10,000	10,000
New York State Mortgage Agency, Series 144 VRDN, 0.56%, 11/1/16 (6)	22,470	22,470
Philadelphia HHEFA, Children's Hosp., Series B VRDN, 0.52%, 11/1/16	12,900	12,900
Providence Health & Services, VRDN, 0.79%, 11/7/16	24,745	24,745
Sacramento County Dist. Fin. Auth., Series C VRDN, 0.61%, 11/7/16	25,000	25,000

Southern Ute Indian Tribe, VRDN, 0.90%, 11/7/16	25,000	25,000
Univ. of California Regents, Series Z1, VRDN, 0.60%, 11/7/16	4,000	4,000
Univ. of Delaware, VRDN, 0.54%, 11/1/16	10,760	10,760
Univ. of Texas, Board of Regents, Series G2 VRDN, 0.57%, 11/7/16	20,000	20,000
Valdez Marine, Series 93A, VRDN, 0.47%, 11/1/16	24,100	24,100
Virginia State College Building Auth., 21st Century Series C, VRDN, 0.48%, 11/1/16	15,160	15,160
Wisconsin Housing and Economic Dev., Series F VRDN, 0.80%, 11/7/16	23,715	23,715
Total Variable Rate Demand Notes (Cost $844,965)		844,965
Total Investments in Securities 99.8% of Net Assets (Cost $2,173,319)		**$ 2,173,319**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $517,630 and represents 23.8% of net assets.

(2) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(3) Domestic certificates of deposit are issued by domestic branches of U.S. banks.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $41,581 and represents 1.9% of net assets.

(5) The Issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(6) Interest subject to alternative minimum tax

CDA Community Development Administration/Authority

FRN Floating-Rate Note

GO General Obligation

HEFA Health & Educational Facility Authority

HFA Health Facility Authority

HFFA Health Facility Financing Authority

HHEFA Health & Higher Educational Facility Authority

PFA Public Finance Authority/Agency

TECP Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund's shareholders.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the fund), formerly the Summit Cash Reserves Fund, is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

In accordance with amendments to rules governing money market funds under the 1940 Act and as approved by the fund’s Board, the fund intends to operate as a retail money market fund. Accordingly, on or about July 1, 2016, the fund implemented policies and procedures to limit investments in the fund to accounts beneficially owned by natural persons. The fund’s principal investment strategies will remain the same; the fund will continue to value its securities at amortized cost and transact at a stable $1.00 NAV. Beginning October 14, 2016, the fund has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions (redemption gates) in the event the fund’s weekly liquid assets fall below designated thresholds and such liquidity fees or redemption gates are determined by the Board to be in the best interest of the fund.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On October 31, 2016, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain. For the year ended October 31, 2016, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended October 31, 2016 and October 31, 2015, totaled $2,486,000 and $509,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2016, the tax-basis cost of investments and components of net assets were as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement are paid directly by the fund.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2016, expenses waived/repaid totaled $1,694,000.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2016, no shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and/or the T. Rowe Price Retirement Funds (Retirement Funds) and/or the T. Rowe Price Target Funds (Target Funds) have invested. None of the Spectrum Funds, Retirement Funds, or Target Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds and/or Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds and/or Retirement Funds. Prior to February 1, 2016, the Target Funds were subject to one of the same special servicing agreement; thus expenses associated with the operation of the Target Funds prior to that date were borne by the underlying Price Funds. Effective February 1, 2016, expenses associated with the operation of the Target Funds are borne by the Target Funds.

Expenses allocated to the fund under these special servicing agreements are borne by Price Associates, pursuant to its all-inclusive fee agreement. At October 31, 2016, no shares of the fund were held by the Spectrum Funds and/or Retirement Funds and no shares of the fund were held by the Target Funds.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $130,921,000 and $55,320,000, respectively, with net realized gain of $0 for the year ended October 31, 2016.

NOTE 6 - INTERFUND LENDING PROGRAM

Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2016, the fund earned $3,000 in interest income related to loans made to other funds on 13 days in the average amount of $5,754,000 and at an average annual rate of 1.42%. At October 31, 2016, there were no loans outstanding.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Summit Funds, Inc. and
Shareholders of T. Rowe Price Cash Reserves Fund (formerly known as T. Rowe Price Summit Cash Reserves Fund)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the T. Rowe Price Cash Reserves Fund (comprising T. Rowe Price Summit Funds, Inc., hereafter referred to as the “Fund”) (formerly known as T. Rowe Price Summit Cash Reserves Fund) at October 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 15, 2016

Tax Information (Unaudited) for the Tax Year Ended 10/31/16

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

●	$41,000 from short-term capital gains

●	$14,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.

For nonresident alien shareholders, $2,162,000 of income dividends are interest-related dividends.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years
William R. Brody, M.D., Ph.D.	President and Trustee, Salk Institute for Biological Studies (2009 to
(1944)	present); Director, BioMed Realty Trust (2013 to 2016); Chairman
2009	of the Board, Mesa Biotech, a molecular diagnostic company
[186]	(March 2016 to present); Director, Radiology Partners, an integrated radiology practice management company (June 2016 to present);
Director, Novartis, Inc. (2009 to 2014); Director, IBM (2007
to present)
Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Brixmor Real Estate Investment Trust (2012 to
1993	present); Director and Advisory Board Member, Deutsche Bank
[186]	North America (2004 to present); Director, Under Armour (2008 to present); Director, Vornado Real Estate Investment Trust (2004
to 2012)
Bruce W. Duncan	Chief Executive Officer and Director (2009 to present), Chairman
(1951)	of the Board (January 2016 to present), and President (2009
2013	to September 2016), First Industrial Realty Trust, an owner and
[186]	operator of industrial properties; Chairman of the Board (2005 to
May 2016) and Director (1999 to May 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Director, Boston Properties
(May 2016 to present)
Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2013	Americans (1997 to present)
[186]
Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present)
(1956)
2013
[186]
Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC,
2013	a nonprofit education and social policy research organization (2011
[186]	to present); Member of National Academy of Education (2010 to present); Research Associate of Labor Program (2011 to present)
and Board Member (2015 to present), National Bureau of Economic
Research (2011 to present); Chair of Committee on the Status of
Minority Groups in the Economic Profession (2012 to present) and
Vice President (2015 to present), American Economic Association
John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder, Partner, and
1993	Cochairman of the Investment Committee, Blackstone Real Estate
[186]	Advisors, L.P. (1992 to 2015); Director, General Growth Properties,
Inc. (2010 to 2013); Director, Blackstone Mortgage Trust, a real estate financial company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director,
Hilton Worldwide (2013 to present); Director, Hudson Pacific
Properties (2014 to 2016)
Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present)
2009
[186]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years
Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[186]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
Director, and President, T. Rowe Price International and T. Rowe
Price Trust Company; Chairman of the Board, all funds
Edward A. Wiese, CFA	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe
(1959)	Price International, and T. Rowe Price Trust Company
2015
[55]

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Cash Reserves Fund	Principal Occupation(s)
Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price
Vice President and Secretary	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, T. Rowe Price
Investment Services, Inc., and T. Rowe Price
Services, Inc.
M. Helena Condez (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Stephanie A. Gentile, CFA (1956)	Vice President, T. Rowe Price; formerly, Director,
Vice President	Credit Suisse Securities (to 2014)
John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.
Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
Marcy M. Lash (1963)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company
Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company
Cheryl A. Mickel, CFA (1967)	Director and Vice President, T. Rowe Price Trust
Vice President	Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.
David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore
John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley
(to 2013)
Shannon H. Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary
Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.
Chen Shao (1980)	Vice President, T. Rowe Price
Vice President
Douglas D. Spratley, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Robert D. Thomas (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,890,000 and $2,366,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 15, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 15, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date December 15, 2016